Fair Value of Financial Instruments and Trading-Related Revenue	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Fair Value of Financial Instruments and Trading-Related Revenue
Note 17: Fair Value of Financial Instruments and Trading-Related Revenue
We record trading assets and liabilities, derivatives, certain equity and debt securities and securities sold but not yet purchased at fair value, and other non-trading
assets and liabilities at amortized cost less allowances or write-downs for impairment. The fair values presented in this note are based upon the amounts estimated for individual assets and liabilities and do not include an estimate of the fair value of any of the legal entities or underlying operations that comprise our business. For certain portfolios of financial instruments where we manage exposures to similar and offsetting risks, fair value is determined on the basis of our net exposure to that risk.
Fair value represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The fair value amounts disclosed represent point-in-time
estimates that may change in subsequent reporting periods due to changes in market conditions or other factors. Some financial instruments are not typically exchangeable or exchanged and therefore it is difficult to determine their fair value. Where there is no quoted market price, we determine fair value using management’s best estimates based on a range of valuation techniques and assumptions; since these involve uncertainties, the fair values may not be realized in an actual sale or immediate settlement of the asset or liability.

Governance Over the Determination of Fair Value
Senior executive oversight of our valuation processes is provided through various valuation and risk committees. In order to ensure that all financial instruments carried at fair value are reasonably measured for risk management and financial reporting purposes, we have established governance structures and controls, such as model validation and approval, independent price verification (“IPV”) and profit or loss attribution analysis (“PAA”), consistent with industry practice. These controls are applied independently of the relevant operating groups.
We establish valuation methodologies for each financial instrument that is required to be measured at fair value. The application of valuation models for products or portfolios is subject to independent approval to ensure only validated models are used. The impact of known limitations of models and data inputs is also monitored on an ongoing basis. IPV is a process that regularly and independently verifies the accuracy and appropriateness of market prices or model inputs used in the valuation of financial instruments. This process assesses fair values using a variety of different approaches to verify and validate the valuations. PAA is a daily process carried out by management to identify and explain changes in fair value positions across all operating lines of business within BMO Capital Markets. This process works in concert with other processes to ensure that the fair values being reported are reasonable and appropriate.
Securities
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Securities for which no active market exists are valued using all reasonably available market information. Our fair value methodologies are described below.
Government Securities
The fair value of government issued or guaranteed debt securities in active markets is determined by reference to recent transaction prices, broker quotes or third-party vendor prices. The fair value of securities that are not traded in an active market is modelled using implied yields derived from the prices of similar actively traded government securities and observable spreads. Market inputs to the model include coupon, maturity and duration.
Mortgage-Backed Securities and Collateralized Mortgage Obligations
The fair value of mortgage-backed securities and collateralized mortgage obligations is determined using prices obtained from independent third-party vendors, broker quotes and relevant market indices, as applicable. If such prices are not available, fair value is determined using cash flow models that make maximum use of observable market inputs or benchmark prices for similar instruments. Valuation assumptions for mortgage-backed securities and collateralized mortgage obligations include discount rates, expected prepayments, credit spreads and recoveries.
Corporate Debt Securities
The fair value of corporate debt securities is determined using prices observed in the most recent transactions. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discounting curves and spreads obtained from independent dealers, brokers and multi-contributor pricing sources.
Trading Loans
The fair value of trading loans is determined by referring to current market prices for the same or similar instruments.
Corporate Equity Securities
The fair value of corporate equity securities is based on quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, fair value is determined using either quoted market prices for similar securities or using valuation techniques, which include discounted cash flow analysis and earnings multiples.
Privately Issued Securities
Privately issued debt and equity securities are valued using prices observed in recent market transactions, where available. Otherwise, fair value is derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue and other third-party evidence, as available. The fair value of limited partnership investments is based on net asset values published by third-party fund managers.
Prices from brokers and multi-contributor pricing sources are corroborated as part of our independent review process, which may include using valuation techniques or obtaining consensus or composite prices from other pricing services. We validate the estimates of fair value by independently obtaining multiple quotes for external market prices and input values. We review the approach taken by third-party vendors to ensure that vendors employ a valuation model that maximizes the use of observable inputs such as benchmark yields, bid-ask
spreads, underlying collateral, weighted-average terms to maturity and prepayment rate assumptions. Fair value estimates from internal valuation techniques are verified, where possible, by reference to prices obtained from third-party vendors.
Loans
In determining the fair value of our fixed rate performing loans, other than credit card loans, we discount the remaining contractual cash flows, adjusted for estimated prepayment, at market interest rates currently offered for loans with similar terms and risks. For credit card performing loans, fair value is considered to be equal to carrying value, due to their short-term nature.
For floating rate performing loans, changes in interest rates have minimal impact on fair value since interest rates are repriced or reset frequently. On that basis, fair value is assumed to be equal to carrying value.
The fair value of loans is not adjusted for the value of any credit protection purchased to mitigate credit risk.
Derivative Instruments
A number of valuation techniques are employed to estimate fair value, including discounted cash flow analysis, the Black-Scholes model, Monte Carlo simulation and other accepted market models. These independently validated models incorporate current market data for interest rates, foreign currency exchange rates, equity and commodity prices and indices, credit spreads, recovery rates, corresponding market volatility levels, spot prices, correlation levels and other market-based pricing factors. Option implied volatilities, an input into many valuation models, are either obtained directly from market sources or calculated from market prices. Multi-contributor pricing sources are used wherever possible.
In determining the fair value of complex and customized derivatives, we consider all reasonably available information, including dealer and broker quotations, multi-contributor pricing sources and any relevant observable market inputs. Our model calculates fair value based on inputs specific to the type of contract, which may include stock prices, correlation for multiple assets, interest rates, foreign currency exchange rates, yield curves and volatilities.
We calculate a credit valuation adjustment (“CVA”) to recognize the bilateral risk that either counterparty to a given derivative may not ultimately be able to fulfill its obligations. The CVA is derived from market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk exposure, taking into account credit mitigants such as collateral, master netting agreements and novation to central counterparties. We also calculate a funding valuation adjustment (“FVA”) to recognize the implicit funding costs associated with over-the-counter
derivative positions. The FVA is determined by reference to market funding spreads.
Deposits
In determining the fair value of our deposits, we incorporate the following assumptions:
•
For fixed rate, fixed maturity deposits, we discount the remaining contractual cash flows related to these deposits, adjusted for expected redemptions, at market interest rates currently offered for deposits with similar terms and risks. The fair value of our senior note liabilities and covered bonds is determined by referring to current market prices for similar instruments or using valuation techniques, such as discounted cash flow models that use market interest rate yield curves and funding spreads.

•	For fixed rate deposits with no defined maturities, we consider fair value to equal carrying value, since carrying value is equivalent to the amount payable on the reporting date.
•	For floating rate deposits, changes in interest rates have minimal impact on fair value, since deposits reprice to market frequently. On that basis, fair value is considered to equal carrying value.
Certain of our structured note liabilities that have coupons or repayment terms linked to the performance of interest rates, foreign currencies, commodities or equity securities have been designated at fair value through profit or loss. The fair value of these structured notes is estimated using internally validated valuation models and incorporates observable market prices for identical or comparable securities, as well as other inputs, such as interest rate yield curves, option volatilities and foreign exchange rates, where appropriate. Where observable prices or inputs are not available, management judgment is required to determine the fair value by assessing other relevant sources of information, such as historical data and proxy information from similar transactions.
Securities Sold But Not Yet Purchased
The fair value of these obligations is based on the fair value of the underlying securities, which can be equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that used for the relevant underlying equity or debt securities.
Securitization and Structured Entities’ Liabilities
The determination of the fair value of our securitization and structured entities’ liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, such as discounted cash flow models that maximize the use of observable inputs.
Subordinated Debt
The fair value of our subordinated debt is determined by referring to current market prices for the same or similar instruments.
Financial Instruments with a Carrying Value Approximating Fair Value
Short-term and Other Financial Instruments
Carrying value is considered to be a reasonable estimate of fair value for our cash and cash equivalents.
The carrying value of certain financial assets and liabilities, such as interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities, is a reasonable estimate of fair value due to their short-term nature or because they are frequently repriced to current market rates.
Certain assets, including premises and equipment, goodwill and intangible assets, as well as shareholders’ equity, are not financial instruments and therefore no fair value has been determined for these items.
Fair Value Hierarchy
We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following tables are the fair values of financial instruments not carried at fair value on our Consolidated Balance Sheet.

(Canadian $ in millions)					2019
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities
Amortized cost	24,472	24,622	13,612	11,010	–

Loans (1)
Residential mortgages	123,676	124,093	–	124,093	–
Consumer instalment and other personal	67,200	67,516	–	67,516	–
Credit cards	8,623	8,623	–	8,623	–
Business and government (2)	224,442	225,145	–	225,145	–
	423,941	425,377	–	425,377	–

Deposits (3)	552,314	553,444	–	553,444	–
Securitization and structured entities’ liabilities	27,159	27,342	–	27,342	–
Subordinated debt	6,995	7,223	–	7,223	–

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,156 million of loans classified as FVTPL and $22 million of loans classified as FVOCI.
(3)	Excludes $15,829 million of structured note liabilities designated at FVTPL and accounted for at fair value.

This table excludes certain financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(Canadian $ in millions)					2018
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities
Amortized cost	6,485	6,288	429	5,795	64

Loans (1)
Residential mortgages	119,544	118,609	–	118,609	–
Consumer instalment and other personal	62,687	62,618	–	62,618	–
Credit cards	8,099	8,099	–	8,099	–
Business and government (2)	192,225	191,989	–	191,989	–
	382,555	381,315	–	381,315	–

Deposits (3)	506,742	506,581	–	506,581	–
Securitization and structured entities’ liabilities	25,051	24,838	–	24,838	–
Subordinated debt	6,782	6,834	–	6,834	–

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $1,450 million of loans classified as FVTPL.
(3)	Excludes $14,186 million of structured note liabilities designated at FVTPL and accounted for at fair value.

This table excludes certain financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

Valuation Techniques and Significant Inputs
We determine the fair value of publicly traded fixed maturity debt and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows, with observable market data for inputs, such as yield and prepayment rates or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry-standard models and observable market information.
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2019							2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	6,959	1,371	–	8,330	9,107	1,213	–	10,320
Canadian provincial and municipal governments	3,871	3,656	–	7,527	4,013	4,689	–	8,702
U.S. federal government	8,001	762	–	8,763	9,465	52	–	9,517
U.S. states, municipalities and agencies	48	626	–	674	78	1,138	–	1,216
Other governments	888	697	–	1,585	1,210	201	–	1,411
NHA MBS and U.S. agency MBS and CMO	14	10,494	538	11,046	60	8,869	255	9,184
Corporate debt	2,620	5,091	7	7,718	2,973	6,218	7	9,198
Trading loans	–	103	–	103	–	199	–	199
Corporate equity	40,155	2	–	40,157	49,946	4	–	49,950
	62,556	22,802	545	85,903	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	410	107	–	517	328	103	–	431
Canadian provincial and municipal governments	364	915	–	1,279	219	727	–	946
U.S. federal government	–	48	–	48	69	–	–	69
Other governments	–	49	–	49	–	–	–	–
NHA MBS and U.S. agency MBS and CMO	–	5	–	5	–	7	–	7
Corporate debt	146	8,071	–	8,217	178	6,643	–	6,821
Corporate equity	1,536	69	1,984	3,589	1,378	134	1,825	3,337
	2,456	9,264	1,984	13,704	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,168	776	–	11,944	11,978	827	–	12,805
Canadian provincial and municipal governments	3,798	2,214	–	6,012	3,315	3,547	–	6,862
U.S. federal government	15,068	907	–	15,975	16,823	–	–	16,823
U.S. states, municipalities and agencies	1	4,159	1	4,161	14	3,640	1	3,655
Other governments	4,396	2,939	–	7,335	3,143	1,647	–	4,790
NHA MBS and U.S. agency MBS and CMO	–	14,000	–	14,000	–	13,687	–	13,687
Corporate debt	2,205	2,802	–	5,007	1,959	1,797	–	3,756
Corporate equity	–	–	81	81	–	–	62	62
	36,636	27,797	82	64,515	37,232	25,145	63	62,440
Business and Government Loans	–	442	1,736	2,178	–	–	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	22,393	3,860	–	26,253	26,336	2,468	–	28,804
Structured note liabilities and other note liabilities	–	15,829	–	15,829	–	14,186	–	14,186
Annuity liabilities	–	1,043	–	1,043	–	800	–	800
	22,393	20,732	–	43,125	26,336	17,454	–	43,790
Derivative Assets
Interest rate contracts	14	10,443	–	10,457	18	8,177	–	8,195
Foreign exchange contracts	7	9,262	–	9,269	16	12,983	–	12,999
Commodity contracts	329	817	–	1,146	166	1,894	–	2,060
Equity contracts	226	997	–	1,223	286	1,872	–	2,158
Credit default swaps	–	49	–	49	–	10	–	10
	576	21,568	–	22,144	486	24,936	–	25,422
Derivative Liabilities
Interest rate contracts	11	7,943	–	7,954	14	7,838	–	7,852
Foreign exchange contracts	20	10,843	–	10,863	2	11,852	–	11,854
Commodity contracts	218	1,462	–	1,680	295	1,161	–	1,456
Equity contracts	103	2,896	–	2,999	246	2,183	1	2,430
Credit default swaps	–	101	1	102	–	36	1	37
	352	23,245	1	23,598	557	23,070	2	23,629

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumption to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

As at October 31, 2019 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	1,984	Net asset value EV/EBITDA	Net asset value Multiple		na 5x	na 16x
Loans (3)	Business and government loans	1,736	Discounted cash flows	Discount margin		70 bps	115 bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	538	Discounted cash flows	Prepayment rate		2%	30%
			Market comparable	Comparability adjustment	(4)	(5.91)	8.57

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $829 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost, which approximates fair value, and hold to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $3 million.
(4)	Range of input values represents price per security adjustment.
na	– not applicable
Significant Unobservable Inputs in Level 3 Instrument Valuations
Net Asset Value
Net asset value represents the estimated value of a security based on valuations received from the investment or fund manager. The valuation of certain private equity securities is based on the economic benefit we derive from our investment.
EV/EBITDA Multiple
The fair value of private equity and merchant banking investments is derived by calculating an enterprise value (“EV”) using the EV/EBITDA multiple and then proceeding through a waterfall of the company’s capital structure to determine the value of the assets or securities we hold. The EV/EBITDA multiple is determined using judgment in considering factors such as multiples for comparable listed companies, recent transactions and company-specific factors, as well as liquidity discounts that account for the lack of active trading in these assets and securities.
Discount Margin
Loan and corporate debt yield is the interest rate used to discount expected future cash flows in the valuation model. The discount margin is the difference between an instrument’s yield and a benchmark instrument’s yield. Benchmark instruments, such as government bonds, have high credit quality ratings and similar maturities. The discount margin therefore represents a market return that accounts for uncertainty in future cash flows. Generally, a higher or lower discount margin will result in a lower or higher fair value.
Discounted Cash Flow
Discounted cash flow models are used to fair value our NHA MBS and U.S. agency MBS and CMOs. The cash flow model includes assumptions related to conditional prepayment rates, constant default rates and percentage loss on default.
Market Comparable Pricing
Market comparable pricing is used to evaluate the fair value of NHA MBS and U.S. agency MBS and CMOs. This technique involves sourcing prices from third parties for similar instruments and applying adjustments to reflect recent transaction prices and instrument specific characteristics.
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. The following is a discussion of the significant transfers between Level 1, Level 2 and Level 3 balances for the year ended October 31, 2019.
During the year ended October 31, 2019, we refined our judgment of whether quoted prices for fixed income securities were obtained from markets that were active or not in the determination of whether a security should be classified as Level 1 or Level 2, with the result that certain securities were transferred to Level 2 in the year. During the year ended October 31, 2019, $5,831 million of trading securities, $715 million of FVTPL securities, $11,014 million of FVOCI securities and $9,973 million of securities sold but not yet purchased ($2,578 million of trading securities, $714 million of FVTPL securities, $2,266 million of FVOCI securities and $3,971 million of securities sold but not yet purchased respectively, in 2018) were transferred from Level 1 to Level 2 due to our refined approach and reduced observability of the inputs used to value these securities. During the year ended October 31, 2019, $7,985 million of trading securities, $808 million of FVTPL securities, $7,309 million of FVOCI securities and $7,898 million of securities sold but not yet purchased ($4,122 million of trading securities, $742 million of FVTPL securities, $4,044 million of FVOCI securities and $4,210 million of securities sold but not yet purchased respectively, in 2018) were transferred from Level 2 to Level 1 due to increased availability of quoted prices in active markets.
During the year ended October 31, 2019, $159 million ($nil in 2018) of trading securities were transferred from Level 2 to Level 3 due to changes in the market observability of inputs used in pricing these securities, and $87 million ($nil in 2018) were transferred from Level 3 to Level 2 due to the availability of observable price inputs used to value these securities.

Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments during the years ended October 31, 2019 and 2018, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
For the year ended October 31, 2019 (Canadian $ in millions)	Balance October 31, 2018	Included in earnings	Included in other compre- hensive income (1)	Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(46)	1	654	(399)	–	159	(86)	538	(16)
Corporate debt	7	–	–	44	(43)	–	–	(1)	7	–
Total trading securities	262	(46)	1	698	(442)	–	159	(87)	545	(16)
FVTPL Securities
Corporate debt	–	–	–	–	–	–	–	–	–	–
Corporate equity	1,825	21	(2)	421	(280)	(1)	–	–	1,984	58
Total FVTPL securities	1,825	21	(2)	421	(280)	(1)	–	–	1,984	58
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate debt	–	–	–	–	–	–	–	–	–	na
Corporate equity	62	–	2	17	–	–	–	–	81	na
Total FVOCI securities	63	–	2	17	–	–	–	–	82	na
Business and Government Loans	1,450	7	8	1,410	–	(1,139)	–	–	1,736	–
Fair Value Liabilities
Securities sold but not yet purchased	–	–	–	(7)	7	–	–	–	–	–
Total fair value liabilities	–	–	–	(7)	7	–	–	–	–	–
Derivative Liabilities
Equity contracts	1	–	–	–	–	–	–	(1)	–	–
Credit default swaps	1	–	–	–	–	–	1	(1)	1	–
Total derivative liabilities	2	–	–	–	–	–	1	(2)	1	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds recovered on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2019 are included in earnings for the year.
na – not applicable

		Change in fair value
For the year ended October 31, 2018 (Canadian $ in millions)	Balance November 1, 2017	Included in earnings	Included in other compre- hensive income (1)	Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2018	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	–	(1)	4	306	(54)	–	–	–	255	(5)
Corporate debt	–	–	–	7	–	–	–	–	7	–
Total t rading securities	–	(1)	4	313	(54)	–	–	–	262	(5)
FVTPL Securities
Corporate debt	73	–	(4)	5	–	–	–	(74)	–	–
Corporate equity	1,701	12	31	307	(161)	(2)	–	(63)	1,825	5
Total FVTPL securities	1,774	12	27	312	(161)	(2)	–	(137)	1,825	5
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate debt	2	–	–	–	–	(2)	–	–	–	na
Corporate equity	–	–	–	62	–	–	–	–	62	na
Total FVOCI securities	3	–	–	62	–	(2)	–	–	63	na
Business and Government Loans	2,372	(2)	24	604	–	(1,548)	–	–	1,450	–
Derivative Liabilities
Equity contracts	–	–	–	–	–	–	1	–	1	–
Credit default swaps	–	–	–	–	–	–	1	–	1	–
Total derivative liabilities	–	–	–	–	–	–	2	–	2	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2018 are included in earnings for the year.
na – not applicable
Trading-Related Revenue
Trading assets and liabilities, including derivatives, securities and financial instruments designated at fair value through profit or loss, are measured at fair value, with gains and losses recognized in trading revenues, non-interest
revenue, in the Consolidated Statement of Income. Trading-related revenue includes net interest income and non-interest
revenue and excludes underwriting fees and commissions on securities transactions, which are shown separately in the Consolidated Statement of Income. Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2019	2018	2017
Interest rates	700	437	480
Foreign exchange	401	377	369
Equities	269	449	239
Commodities	145	63	84
Other	6	95	39
Total trading revenue	1,521	1,421	1,211
Reported as:
Net interest income	1,223	716	1,127
Non-interest revenue – trading revenue	298	705	84
Total trading revenue	1,521	1,421	1,211
Certain comparative figures have been reclassified to conform with the current year’s presentation.